Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Fox Financial	An associate of Sohu, over which Sohu has significant influence

Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2015	2016	2017
Services provided by Sohu
Sales and marketing services provided by Sohu	$2,651	$1,039	$802
Interest expense on matching loans	1,234	3,065	3,648

Services provided to Sohu
Interest income on matching loans	$4,925	$9,799	$13,006
Interest income on loan between Changyou and Sohu	—	207	7,999

	For the year ended December 31, (in thousands)
Transactions with Fox Financial	2015	2016	2017
Services provided by Fox Financial
Interest expense on matching loans	$106	$662	$724

Services provided to Fox Financial
Interest income on matching loans	$435	$1,244	$1,157

Due to Related Parties

	As of December 31, (in thousands)
	2016	2017
Due to Sohu (matching loans from Sohu)	$350,000	$365,000
Due to Fox Financial (matching loans from Fox Financial)	28,678	31,192

Due from and Prepayment to Related Parties

	As of December 31, (in thousands)
	2016	2017
Due from Sohu (matching loans)	$318,207	$353,777
Due from Sohu (loans between Changyou and Sohu)	72,281	156,846
Due from Fox Financial (matching loans)	29,019	32,005